EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.09 - Schedule 5

Loan ID	Seller Loan ID	Investor Loan ID	Seller Name	Loan Program	Documentation Type	Executed NOO Docs in File	Lease In Place Flag	Actual In Place Rent	Third Party Market Rent Estimate	Third Party Rent Source	Actual Short Term Rent Amount	Actual Short Term Rent Source	Short Term Rent Number of Months	Short Term Rental Occupancy Factor	Rental Income Used for Property DSCR Calculation	Rental Source for Property DSCR Calculation	DSCR Calculation Based On Short Rental Income Flag	Property DTI	Originator DSCR	TPR DSCR	PITIA	Gross Rental Income Unit 1	Lease End Date Unit 1	Lease Term Unit 1	Gross Rental Income Unit 2	Lease End Date Unit 2	Lease Term Unit 2	Gross Rental Income Unit 3	Lease End Date Unit 3	Lease Term Unit 3	Gross Rental Income Unit 4	Lease End Date Unit 4	Lease Term Unit 4	Gross Rental Income Unit 5	Lease End Date Unit 5	Lease Term Unit 5	Gross Rental Income Unit 6	Lease End Date Unit 6	Lease Term Unit 6	Gross Rental Income Unit 7	Lease End Date Unit 7	Lease Term Unit 7	Gross Rental Income Unit 8+	Rent Loss Insurance	Rent Loss Insurance Amount	Fee Amount	Acquisition Cost	Renovation Cost	Effective Gross Income	Turnover Costs	Repairs and Maintenance	Marketing and Leasing Costs	Utilities	Other Costs	Cap Ex Reserve	Section 8	Blanket Mortgage/Cross Collateral Flag	Number of Years Property Owned	Number of Mortgaged Properties With Lender	Number of Properties Securing Loan	Foreign National Alternative Credit Documentation	Months Reserves	Loan Closed in the name of Business Entity	Vested Business Entity Name	Vested Business Entity Type	Qualifying Primary Borrower Type	Qualifying Primary Borrower First Name	Qualifying Primary Borrower Last Name	Qualifying CoBorrower Type	Qualifying CoBorrower First Name	Qualifying CoBorrower Last Name	Qualifying CoBorrower 2 Type	Qualifying CoBorrower 2 First Name	Qualifying CoBorrower 2 Last Name	Qualifying CoBorrower 3 Type	Qualifying CoBorrower 3 First Name	Qualifying CoBorrower 3 Last Name	Non-Qualifying Guarantor 1 First Name	Non-Qualifying Guarantor 1 Last Name	Non-Qualifying Guarantor 1 Citizenship	Non-Qualifying Guarantor 1 Country Name	Non-Qualifying Guarantor 2 First Name	Non-Qualifying Guarantor 2 Last Name	Non-Qualifying Guarantor 2 Citizenship	Non-Qualifying Guarantor 2 Country Name	Personal Guaranty	Total Number of Guarantors	Personal Guaranty Recourse Level	Business Entity EIN